UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Shares					Value

	COMMON STOCKS - 70.7%
	BEVERAGES - 1.2%
100,084	SkyPeople Fruit Juice, Inc. *				$ 106,089

	BIOTECHNOLOGY - 4.0%
79,100	Cadus Corp. *				122,605
28,000	PharmAthene, Inc. *				49,840
152,100	Special Diversified Opportunities, Inc. *				182,520
					354,965
	COMPUTERS - 7.3%
5,600	Apple, Inc. +				564,200
4,700	BlackBerry Ltd. *				46,718
374,432	Rainmaker Systems, Inc. *				37,443
					648,361
	DISTRIBUTION/WHOLESALE - 1.3%
16,500	MFC Industrial, Ltd.				117,315

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
1,333,000	Aberdeen International, Inc. *				187,953
11,251	Sprott, Inc.				27,882
					215,835
	ENERGY-ALTERNATE SOURCES - 0.6%
7,000	Clean Energy Fuels Corp. *				54,600

	HEALTHCARE-PRODUCTS - 2.0%
16,500	Volcano Corp. *				175,560

	HOME FURNISHINGS - 2.2%
15,020	TiVo, Inc. *				192,181

	INTERNET - 3.3%
1,000	eBay, Inc. *				56,630
5,000	Symantec Corp.				117,550
3,000	Yahoo!, Inc. *				122,250
					296,430
	INVESTMENT COMPANIES - 3.8%
9,800	Fifth Street Senior Floating Rate Corp.				115,836
22,496	Prospect Capital Corp.				222,710
					338,546
	MINING - 1.9%
5,000	Silver Wheaton Corp.				99,650
12,000	Yamana Gold, Inc.				72,000
					171,650
	OFFICE/BUSINESS EQUIPMENT - 1.5%
10,000	Xerox Corp.				132,300

	OIL & GAS - 21.4%
12,400	Arsenal Energy, Inc.				101,432
8,000	Bellatrix Exploration Ltd. *				49,200
3,000	Enerplus Corp.				56,910
5,000	Memorial Production Partners LP - MLP				110,000
1,500	Occidental Petroleum Corp.				144,225
30,000	Pengrowth Energy Corp.				156,000
10,000	Rock Energy, Inc. *				63,000
3,500	Sanchez Energy Corp. * +				91,910
186,239	Sanchez Production Partners, LLC - MLP *				663,011
3,000	Suncor Energy, Inc.				108,450
3,000	Surge Energy, Inc.				19,215
1,300	Texas Pacific Land Trust				250,172
4,000	Ultra Petroleum Corp. *				93,040
					1,906,565

	PHARMACEUTICALS - 0.9%
15,000	Knight Therapeutics, Inc. *				81,924

	REAL ESTATE INVESTMENT TRUST - 2.4%
9,600	Government Properties Income Trust				210,336

	SEMICONDUCTORS - 9.6%
18,000	Advanced Micro Devices, Inc. *				61,380
22,000	GT Advanced Technologies, Inc. * +				238,260
7,800	Micron Technology, Inc. *				267,228
5,500	OmniVision Technologies, Inc. * +				145,530
250	Samsung Electronics Co., Ltd. ^ - GDR				140,125
					852,523
	SOFTWARE - 2.9%
2,790,000	DIAGNOS, Inc. *				162,224
2,000	Microsoft Corp.				92,720
					254,944
	TELECOMMUNICATIONS - 2.0%
7,000	Cisco Systems, Inc. +				176,190

	TOTAL COMMON STOCKS (Cost - $5,528,079)				6,286,314

	WARRANTS - 0.0%~
200,000	Rainmaker Systems, Inc.				4,000
1,395,000	DIAGNOS, Inc. *				-

	TOTAL WARRANTS (Cost - $0)				4,000

	CLOSED-END FUNDS - 16.3%
	COMMODITY FUNDS - 4.6%
4,500	Central Fund of Canada Ltd. - Cl. A				55,395
25,000	Faircourt Gold Income Corp.				84,086
10,000	Nuveen Diversified Commodity Fund				137,900
13,000	Sprott Physical Gold Trust *				129,610
					406,991
	DEBT FUNDS - 5.5%
10,000	Aberdeen Global Income Fund, Inc.				106,900
10,890	Cohen & Steers Infrastructure Fund, Inc.				252,104
7,900	First Asset Diversified Convertible Debenture Fund				112,716
2,000	PIMCO High Income Fund				23,320
					495,040
	EQUITY FUNDS - 6.2%
17,499	BlackRock Dividend Income Trust				229,587
39,086	BlackRock Enhanced Equity Dividend Trust				320,505
					550,092

	TOTAL CLOSED-END FUNDS (Cost - $1,502,631)				1,452,123

	EXCHANGE TRADED FUNDS - 6.0%
	COMMODITY FUNDS - 1.7%
3,200	iShares Silver Trust *				52,320
3,000	United States Short Oil Fund LP *				101,838
					154,158
	EQUITY FUNDS - 4.3%
13,000	ProShares Short Russell 2000 *				223,340
3,000	ProShares Short S&P 500 *				69,030
2,000	ProShares UltraShort Oil & Gas *				87,340
					379,710

	TOTAL EXCHANGE TRADED FUNDS (Cost - $595,281)				533,868

Principal Amount ($)
	BONDS & NOTES - 0.5%		Coupon Rate (%)	Maturity
50,000	Rainmaker Systems, Inc. (Cost - $50,000)		8.000	7/15/2019	47,500

Contracts
	PURCHASED OPTIONS - 0.5%
	PURCHASED CALL OPTIONS *** - 0.1%
40	GT Advanced Technologies, Inc., October 2014, Call @ 10				5,200
100	Prospect Capital Corp., November 2014, Call @ 10				1,500
					6,700
	PURCHASED PUT OPTIONS ** - 0.4%
10	Facebook, Inc., April 2015, Put @ 80				7,900
30	iShares Russell 2000 ETF, October 2014, Put @ 115				17,550
2	LinkedIn Corp., January 2015, Put @ 170				850
20	SPDR S&P 500 ETF Trust, October 2014 Put @ 200				7,920
					34,220
	TOTAL PURCHASED OPTIONS (Cost - $35,819)				40,920

	TOTAL INVESTMENTS - 94.0% (Cost - $7,711,810) (a)				$ 8,364,725
	OTHER ASSETS AND LIABILITIES - NET - 6.0%				531,861
	TOTAL NET ASSETS - 100.0%				$ 8,896,586

* Non-Income producing security.

^ 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2014 securities amounted to $161,500 or 1.7% of net assets.

+ All or part of these securities were held as collateral for written call options as of September 30, 2014.
GDR - Global Depositary Receipt
MLP - Master Limited Partnership
~ Represents less than 0.05%

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including call options written, is $7,876,771 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation			$ 1,536,795
		Unrealized depreciation			(1,081,499)
		Net unrealized appreciation			$ 455,296

Contracts ***
					Value
	CALL OPTIONS WRITTEN
28	Apple, Inc., January 2015, Call @ 100				$ 15,120
50	Cisco Systems, Inc., January 2015, Call @ 25				5,450
40	GT Advanced Technologies, Inc., January 2015, Call @ 30				200
35	OmniVision Technologies, Inc., December 2014, Call @ 24				11,550
15	Sanchez Energy Corp., October 2014, Call @ 33				338
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $27,053) (a)				$ 32,658

** Each put option contract allows the holder of the option to sell 100 shares of the underlying security.
*** Each call option contract allows the holder of the option to purchase 100 shares of the underlying security.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,286,314	$ -	$ -	$ 6,286,314
Warrants	-	4,000	-	4,000
Closed End Funds	1,452,123	-	-	1,452,123
Exchange Traded Funds	533,868	-	-	533,868
Bonds & Notes	-	47,500	-	47,500
Options Purchased	40,920	-	-	40,920
Total	$ 8,313,225	$ 51,500	$ -	$ 8,364,725
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 32,658	$ -	$ -	$ 32,658
Total	$ 32,658	$ -	$ -	$ 32,658
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

When the Fund writes an option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/2014